Note 39 - Financial Instruments	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
39.	Financial instruments

a)	Financial instruments by category

	As of December 31,
	2025	2024
Financial assets
Financial assets at FVTPL	$4,501,000	$1,000
Financial assets at amortized cost (1)	162,083,276	65,067,697
	$166,584,276	$65,068,697

	As of December 31,
	2025	2024
Financial liabilities
Financial liabilities at amortized cost (1)	$61,667,973	$51,062,422
Stock warrant liabilities at FVTPL	241,006	20,082,272
	$61,908,979	$71,144,694

(1)

Financial assets at amortized cost include cash and cash equivalents, restricted deposits, accounts receivable, net, other receivables, net, guarantee deposits assets, lease and other deposits and advances to employees.

Financial liabilities at amortized cost include short-term and long-term borrowings, lease liabilities, accounts and other payables and guarantee deposits liabilities.

b)	Financial risk management policies

i)

The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial condition and financial performance.

ii)

Risk management is performed by the Group's treasury department in accordance with policies approved by the board of directors. Group treasury identifies and evaluates financial risks in coordination with the Group’s operating units. The Board provides principles for overall risk management, as well as policies covering specific areas and matters, such as foreign exchange risk, interest rate risk, credit risk, use of non-derivative financial instruments, and investment of excess liquidity.

c)	Significant financial risks and degrees of financial risks

i)	Market risk

Foreign exchange risk

1.

The Group reports its operating results in U.S. dollars; however, a portion of its revenues and expenses are denominated in currencies other than the U.S. dollar, as certain subsidiaries have functional currencies other than the U.S. dollar, including New Taiwan Dollars (“NTD”), Egyptian pounds (“EGP”), British pounds sterling (“GBP”), Indian Rupees (“INR”) and Thai Baht (“THB”). A significant portion of the Group’s revenues is derived from the Egypt Contract, denominated in EGP. Fluctuations in the EGP to U.S. dollar exchange rate affects the Group’s cash inflows upon conversion to U.S. dollars and could have a material adverse effect on the Group’s revenues and financial condition.

2.	Information on financial assets and liabilities denominated in foreign currencies whose values are materially affected by the exchange rate fluctuations is as follows:

	As of December 31,
	2025			2024
	Foreign currency amount (in thousands)	Exchange rate	Book value (USD)	Foreign currency amount (in thousands)	Exchange rate	Book value (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	63,157	0.032	$2,013,774	516,275	0.030	$15,732,406
EGP:USD	2,820,455	0.021	58,947,510	2,594,496	0.020	50,852,122
GBP:USD	19,513	1.340	26,147,529	21,733	1.260	27,383,676
THB:USD	11,505	0.032	366,839	-	-	-
Financial liabilities
Monetary items
NTD:USD	1,314,982	0.032	41,928,480	496,173	0.030	15,119,853
EGP:USD	80,041	0.021	1,672,856	89,942	0.020	1,762,866
GBP:USD	77,262	1.340	103,531,080	60,172	1.260	75,816,160

3.	Foreign currency exchange (gains) losses, net arising from monetary items are presented separately in the consolidated statements of comprehensive income (loss).

4.	Analysis of foreign currency market risk arising from significant foreign exchange variation:

	As of December 31,
	2025		2024
	Sensitivity analysis
	Degree of variation	Effect on profit or loss (USD)	Degree of variation	Effect on profit or loss (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$20,138	1%	$157,324
EGP:USD	1%	589,475	1%	508,521
GBP:USD	1%	261,475	1%	273,837
THB:USD	1%	3,668	1%	-
Financial liabilities
Monetary items
NTD:USD	1%	419,285	1%	151,199
EGP:USD	1%	16,729	1%	17,629
GBP:USD	1%	1,035,311	1%	758,162

Price risk

As of December 31, 2025 and 2024, the Group is not exposed to material price risk of equity instrument.

Interest rate risk

The Group is exposed to interest rate risk on its short-term borrowings with variable interest rates. A 1% increase in the market interest rate would increase the Group's cash outflow by $94,275, $150,735 and $134,491 for the years ended December 31, 2025, 2024 and 2023, respectively.

ii)	Credit risk

1.

Credit risk refers to the risk of financial loss to the Group arising from default by the clients or counterparties of financial instruments on the contract obligations. The main factor is that counterparties could not repay in full the accounts receivable based on the agreed terms.

2.

The Group manages its credit risk on a centralized basis. According to the Group’s credit policy, each local entity in the Group is responsible for managing and analyzing the credit risk for each of their new clients before standard payment and delivery terms and conditions are offered. Internal risk control assesses the credit quality of the customers, taking into account their financial position, past experience and other factors. Individual risk limits are set based on internal or external ratings in accordance with limits set by the board of directors. The utilization of credit limits is regularly monitored.

3.

The Group adopts the following assumption under IFRS 9 to assess whether there has been a significant increase in credit risk on that instrument since initial recognition: If the domestic and foreign contract payments were past due over 180 days based on the terms, there has been a significant increase in credit risk on that instrument since initial recognition.

4.

The Group adopts the assumption under IFRS 9, that is, the default occurs when the contract payments are past due over one year. Longer payment terms are given to customers and default barely occurred even though the contract payments are past due within one year in the past because of the industry characteristics of the Group and positive long-term relationship with customers. Therefore, a more lagging default criterion is appropriate to determine the risk of default occurring.

5.

The Group classifies customer’s accounts receivable and contract assets in accordance with customer types. The Group applies the modified approach using the provision matrix and loss rate methodology to estimate expected credit loss.

6.	The Group used its historical experience and used assumptions to forecast information to assess the default possibility of accounts receivable. The provision matrix applied are as follows:

	Not past due	Up to 180 days past due	Up to 365 days past due	Over 365 days past due	Total
At December 31, 2025
Expected loss rate	0.04%	0.09% - 94.58%	87.79% - 100%	100%
Total book value	$26,538,008	$20,100,156	$8,447,618	$-	$55,085,782
Loss allowance	$10,350	$18,291	$915,550	$-	$944,191

	Not past due	Up to 180 days past due	Up to 365 days past due	Over 365 days past due	Total
At December 31, 2024
Expected loss rate	0.03%	0.08% - 91.71%	72.68% - 100%	100%
Total book value	$514,854	$25,252,572	$4,290	$7,364,002	$33,135,718
Loss allowance	$170	$97,099	$4,290	$7,364,002	$7,465,561

7.	The Group’s credit risk exposure in relation to contract assets as of December 31, 2025 and 2024 was $57,853,030 and $34,306,195, respectively.

8.

The Group held cash and cash equivalents and restricted deposits of $104,830,557 and $37,472,301 with banks as at December 31, 2025 and 2024, respectively, which are considered to have low credit risk, as those banks are the large and highly rated financial institutions. The balances are measured on 12-months expected credit losses and subject to immaterial credit loss.

9.

Other receivables, guarantee deposits assets and lease and other deposits of $3,632,407 and $2,386,725 as at December 31, 2025 and 2024, respectively, are considered to have low credit risk. These assets are measured on 12-months expected credit losses and subject to material credit loss. As of December 31, 2025 and 2024, the majority amount of other receivables were not received and provided for.

iii)	Liquidity risk

1.

Cash flow forecasting is performed in the operating entities of the Group and aggregated by Group treasury. Group treasury monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn committed borrowing facilities at all times so that the Group does not breach borrowing limits or covenants on any of its borrowing facilities. Such forecasting takes into consideration the Group’s debt financing plans, covenant compliance, compliance with internal balance sheet ratio targets.

2.	Refer to Note 16 for undrawn borrowing facilities as at December 31, 2025 and 2024.

3.

The table below analyzes the Group’s non-derivative financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date for non-derivative financial liabilities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Non-derivative financial liabilities:

	As of December 31,
	2025		2024
	Less than 1 year	Over 1 year	Less than 1 year	Over 1 year
Lease liabilities	$451,368	$873,114	$210,448	$579,699
Long-term borrowings (including current portion)	$963,878	$3,404,363	$1,972,371	$4,372,188

Except for the above, the Group’s non-derivative financial liabilities are due less than 1 year.

4.

The Group does not expect the timing of occurrence of the cash flows estimated through the maturity date analysis will be significantly earlier, nor expect the actual cash flow amount will be significantly different.